Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 11,654,000	$ 10,446,000
Interest-bearing deposits in other banks	63,548,000	46,588,000
Total cash and cash equivalents	75,202,000	57,034,000
SECURITIES, available-for-sale	307,642,000	194,580,000
FEDERAL HOME LOAN BANK STOCK, at cost	5,129,000	5,598,000
LOANS HELD FOR SALE	9,146,000	18,427,000
LOANS	609,559,000	634,103,000
Less allowance for loan losses	10,355,000	9,994,000
Net loans	599,204,000	624,109,000
PREMISES AND EQUIPMENT, net	21,840,000	19,341,000
GOODWILL	28,616,000	28,616,000
CORE DEPOSIT INTANGIBLE ASSETS, net	499,000	643,000
CASH SURRENDER VALUE OF LIFE INSURANCE	19,383,000	18,981,000
OTHER ASSETS, including accrued interest receivable	9,895,000	11,203,000
TOTAL ASSETS	1,076,556,000	978,532,000
Deposits:
Non-interest bearing	195,374,000	185,915,000
Interest-bearing	735,039,000	652,463,000
Total deposits	930,413,000	838,378,000
Federal funds purchased and other borrowings	7,012,000	7,750,000
Junior subordinated deferrable interest debentures	12,976,000	12,942,000
Other liabilities	7,060,000	7,863,000
Total liabilities	957,461,000	866,933,000
SHAREHOLDERS’ EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares	3,794,000	3,761,000
Surplus	16,305,000	15,438,000
Retained earnings	103,903,000	92,716,000
Accumulated other comprehensive income	3,993,000	7,355,000
Treasury stock, at cost, 487,972 shares at December 31, 2021 and 488,573 shares at December 31, 2020	(8,900,000)	(7,671,000)
Total shareholders’ equity	119,095,000	111,599,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,076,556,000	$ 978,532,000